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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8895

                               -----------------

                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)      With copies to:

               Theresa K. Kelety, Esq.          Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100    Prudential Tower,
                 Scottsdale, AZ 85258             800 Boylston Street
                                                    Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

                       Date of fiscal year end: March 31

            Date of reporting period: July 1, 2015 - June 30, 2016

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2015 - 06/30/2016
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


NEW MILLENNIUM HOLDCO, INC.

Ticker:                      Security ID:  01367912D
Meeting Date: JUN 10, 2016   Meeting Type: Special
Record Date:  MAY 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2016 Equity Incentive Plan      For       For          Management




============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.




========================== Voya High Yield Bond Fund ===========================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management




========================= Voya Intermediate Bond Fund ==========================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management




========================== Voya Short Term Bond Fund ===========================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management




=================== Voya Strategic Income Opportunities Fund ===================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Shaun P. Mathews
       -------------------------------------
       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 22, 2016